Noncontrolling Interests Redeemable Property Partnerships (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning Balance	$ 97,558	$ 0
Acquisition Date Fair Value of Redeemable Interest		98,787
Net Loss	(1,839)	(719)
Distributions	(4,585)	(3,032)
Adjustment to Reflect Redeemable Interest at Redemption Value	8,475	2,522
Ending Balance	$ 99,609	$ 97,558